Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable, Net
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2016	2017
Accounts receivable	$36,078	$39,687
Less: allowance for doubtful accounts	—	(90)

Accounts receivable, net	$36,078	$39,597